Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2024
Common stock [Member]
Statement1 [Line Items]
Number of Shares
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2024 and March 31, 2024 was as follows:

	At September 30, 2024	At March 31, 2024

Shares outstanding (1)	1,308,177,186	1,337,529,084
Shares in treasury (1)	3,557,450	23,587,866

(1)
On October 1, 2024, the Company implemented a stock split on its common stock. For additional information, refer to the “Stock split” section in this note. The number of shares outstanding and shares in treasury in this table do not reflect the effect of the stock split on its common stock.

Preferred stock [Member]
Statement1 [Line Items]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2024 and March 31, 2024.

	At September 30, 2024		At March 31, 2024
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—